Note 4. Chilerecicla Joint Venture	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Note 4. Chilerecicla Joint Venture

On March 4, 2013, we entered into a letter of intent with Sociedad de Reciclaje de Materiales Metalicos, Electrico, Electronicos y Plasticas Limitada (“Chilerecicla”) to explore opportunities with Latin America electronic waste recyclers for the purpose of recovering precious metals, minerals and waste to energy possibilities.  Chilerecicla is based near Santiago Chile with operations across the country and surrounding regions.

On June 6, 2013, GTSO and Chilerecicla signed a joint venture agreement to evaluate, explore and determine the feasibility of a waste management collection, processing and sales operation wherein GTSO will contribute funding and the initial development of a project to acquire electronics and plastic waste for the purpose of selling metals and plastics reuse while Chilerecicla manages the Latin America operations. Under the terms of the agreement, GTSO commits to fund a minimum of $2,500 of the cash flow requirements of the start-up phase of the operations. Chilerecicla agrees to reserve 30% of the gross proceeds of the business for repayment of the initial contribution. At the end of the start-up phase, Chilerecicla will provide GTSO with a detailed timeline, budget and operational plan for further development. Both parties will have 60 days to agree on an appropriate funding strategy for the next phase. GTSO will have no obligation to continue funding the business.

On September 1, 2013, GTSO and Chilerecicla signed a second joint venture agreement (the “Chilerecicla JV”) to execute an initial spot and single operation as a way to test in practice the planning they have designed so far. Under the terms of this second agreement, GTSO will contribute $50,000 was paid in two installments within the 30 days after the agreement was signed. These funds will be used to purchase electronic and plastic waste in Chile and to export and sell minerals, metals and plastics for reuse. Chilerecicla will manage the process of purchasing and selling the e-waste materials. During the year ended December 31, 2013, GTSO paid 100% of the expenses of the Chilerecicla JV in the amount of $50,000. Under the terms of the agreement, GTSO will receive a minimum of 50% of the net profits of the Chilerecicla JV. No net profits were earned during the year ended December 31, 2013. The Chilerecicla JV operates under the name Chilerecicla E-Waste Limitada.

The Chilerecicla JV represents an investment in an unproven start-up operation and an emerging market. Therefore, the likelihood of the Chilerecicla JV to be able to realize profitable operations and positive cash flow is unknown at this time. As a result, GTSO has expensed all investments in this joint venture, although the Company still believes that it represents a positive business opportunity.